CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Sep. 28, 2019	Dec. 29, 2018
Current assets
Cash	$ 34,557	$ 80,051
Accounts receivable, net	74,758	59,328
Inventory	209,154	145,423
Prepaid expenses and other current assets	13,303	12,211
Total current assets	331,772	297,013
Property and equipment, net	81,242	74,097
Goodwill	54,293	54,293
Intangible assets, net	90,692	80,019
Deferred income taxes	33	7,777
Deferred charges and other assets	1,663	1,014
Total assets	559,695	514,213
Current liabilities
Accounts payable	105,514	68,737
Accrued expenses and other current liabilities	38,220	53,022
Taxes payable	2,863	6,390
Accrued payroll and related costs	12,362	15,551
Current maturities of long-term debt	42,138	43,638
Total current liabilities	201,097	187,338
Long-term debt, net of current portion	252,694	284,376
Other liabilities	18,044	13,528
Total liabilities	471,835	485,242
Commitments and contingencies (Note 8)
Stockholders’ Equity
Common stock, par value $0.01; 600,000 shares authorized; 85,775 and 84,196 shares outstanding at September 28, 2019 and December 29, 2018, respectively	858	842
Preferred stock, par value $0.01; 30,000 shares authorized; no shares issued or outstanding	0	0
Additional paid-in capital	281,418	268,327
Accumulated deficit	(194,287)	(240,104)
Accumulated other comprehensive loss	(129)	(94)
Total stockholders’ equity	87,860	28,971
Total liabilities and stockholders’ equity	$ 559,695	$ 514,213